Other investments (Details) - USD ($) $ in Millions	Jun. 30, 2026	Dec. 31, 2025
Disclosure of Detailed Information About Other Investment Explanatory [Line Items]
Other investments	$ 1,476	$ 1,023
Other investments	3,441	3,371
Investments other than investments accounted for using equity method	4,917	4,394
Financial assets at amortised cost | Time deposits
Disclosure of Detailed Information About Other Investment Explanatory [Line Items]
Non-current investments	156	261
Current investments	899	1,296
Financial assets at amortised cost | Debt investments
Disclosure of Detailed Information About Other Investment Explanatory [Line Items]
Non-current investments	129	0
Current investments	370	971
FVTPL | Debt investments
Disclosure of Detailed Information About Other Investment Explanatory [Line Items]
Non-current investments	544	240
Current investments	1,308	1,082
FVTPL | Equity investments
Disclosure of Detailed Information About Other Investment Explanatory [Line Items]
Non-current investments	272	390
FVOCI | Debt investments
Disclosure of Detailed Information About Other Investment Explanatory [Line Items]
Non-current investments	375	132
Current investments	$ 864	$ 22